Organization and Principal Activities (Details) - Schedule of Significant Subsidiaries	6 Months Ended
Mar. 31, 2024
Alpha Mind Technology Limited (“Alpha Mind HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 19, 2021
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100%
Principal activities	Holding
Subsidiaries [Member] | QK365.com INC. (BVI) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 29, 2014
Place of incorporation	BVI
Percentage of legal/beneficial ownership by the Company	100%
Principal activities	Holding
Subsidiaries [Member] | Alpha Mind Technology Limited (“Alpha Mind BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 17, 2023
Place of incorporation	BVI
Percentage of legal/beneficial ownership by the Company	100%
Principal activities	Holding
Subsidiaries [Member] | Fenglinju Property (China) Limited Hong Kong (“Fenglinju”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 21, 2021
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100%
Principal activities	Holding
Subsidiaries [Member] | Shanghai Meileju Intelligence Technology Co., Ltd. (“Meileju”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 24, 2021
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100%
Principal activities	Holding
Subsidiaries [Member] | Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 02, 2019
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100%
Principal activities	Holding
Subsidiaries [Member] | Huaming Insurance [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 07, 2014
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	VIE of Alpha Mind WFOE
Principal activities	Insurance agency and insurance technology businesses
Subsidiaries [Member] | Huaming Yunbao [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 08, 2015
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	VIE of Alpha Mind WFOE
Principal activities	Insurance agency and insurance technology businesses